Capital Management and Risk Policies - Additional information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($)
Statement [Line Items]
Percent limit	2.25%
Closing amount of credit risk	$ 29,147,302
Confidence level used to determine risk adjustment for non-financial risk	99.50%
Percentage of central scenario probability of occurrence	70.00%
Percentage of downside scenario probability of occurrence	15.00%
Percentage of upside scenario probability of occurrence	15.00%
Market risk [member]
Statement [Line Items]
Derivative financial assets held for trading	$ 3,332,111,000
Impact per percentage of negative price variation	$ 33,321,000
Argentine Pesos
Statement [Line Items]
Number of basis points	4.00%
US Dollar
Statement [Line Items]
Number of basis points	2.00%
Fixed Income | Market risk [member]
Statement [Line Items]
Derivative financial assets held for trading	$ 993,445,000
Currency | Market risk [member]
Statement [Line Items]
Derivative financial assets held for trading	2,338,666,000
Banco GGAL S.A. | Market risk [member]
Statement [Line Items]
Impact per percentage of negative price variation	1,944
Limit on operations	9,292,500
Banco GGAL S.A. | Fixed Income | Market risk [member]
Statement [Line Items]
Derivative financial assets held for trading	$ 50,228,726